Acquisitions and Strategic Investments (2014 and 2013 Acquisitions and Strategic Investments) (details) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 18, 2013	Nov. 07, 2013
Business Acquisition [Line Items]
Weighted average useful life of acquired intangible assets	6 years
Acquisition of businesses—net of cash acquired	$ 291.9	$ 6.6	$ 5.8
Other	101.2	90.0
Business acquisition payment	0	25.9	0
Business Acquisition, Preliminary Purchase Price Allocation, Amortizable Intangible Assets	63.0
Other restructuring charges	28.6	19.4	22.1
Impairment charges	21.8	23.0	13.8
Proteus Packaging and Transpak Corporation [Member]
Business Acquisition [Line Items]
Weighted average useful life of acquired intangible assets				6 years
Other	6.0
Purchase price including goodwill				49.1
Business acquisition payment				43.1
Business Acquisition, Preliminary Purchase Price Allocation, Amortizable Intangible Assets				24.0
Novia [Member]
Business Acquisition [Line Items]
Purchase price including goodwill					13.5
Business Acquisition, Preliminary Purchase Price Allocation, Amortizable Intangible Assets					13.0
Contract Termination [Member]
Business Acquisition [Line Items]
Other restructuring charges	$ 10.1	$ 8.0	$ 6.3